Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 495,665,000.00
Previously Paid Amount	0.00
Total Fee Amount	75,886.31
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of the securities to which the prospectus supplement relates is $495,665,000.
Net Fee	$ 75,886.31
Narrative - Max Aggregate Offering Price	$ 495,665,000.00
Final Prospectus	true